Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-based Compensation
10. Stock-based Compensation
In 2020, the Company adopted an Equity Incentive Plan (the “Plan”) pursuant to which the Company’s Board of Directors may grant stock awards to employees and service providers. According to the Plan, incentive stock options may only be granted to eligible employees.
Non-statutory
stock options, stock appreciation rights, restricted stock, restricted stock units and change in control restricted stock may be granted to service providers. A total of 2,250,000 shares of nonvoting common stock may be issued. In March 2021, the Plan was amended to adjust the total number of shares of nonvoting common stock issuable to 2,219,724. In June 2021, the Plan was further amended to adjust the total number of shares of nonvoting common stock issuable to 2,270,697. In September 2021, the Plan was further amended to adjust the total number of shares of nonvoting common stock issuable to 2,088,653. No additional shares remain available for grant under the Plan.
Change in Control Restricted Stock
In 2020, the Company granted 1,799,811 Change in Control Restricted Stock (“CIC Restricted Stock”) to certain employees and directors that vest upon either a Change in Control or Qualified Public Offering, as defined by the respective CIC Restricted Stock agreement. The grant date fair value was based upon a Common Stock value of approximately $6.31. The Company determined the fair value of common stock at each grant date using an interpolation model based on qualitative and quantitative factors between two known transaction dates.
During the first quarter of 2021, the Company granted an additional 419,913 shares of CIC Restricted Stock to certain employees and directors that vest upon a either a Change in Control or Qualified Public Offering, as defined by the respective CIC Restricted Stock agreement. The average grant date fair value was based upon a Common Stock value of approximately $13.26. The Company determined the fair value of common stock at each grant date using an interpolation model based on qualitative and quantitative factors between two known transaction dates.
During the second quarter of 2021, the Company granted an additional 50,973 shares of CIC Restricted Stock Units to a board member that vest upon a either a Change in Control or Qualified Public Offering, as defined by the respective CIC Restricted Stock agreement. The average grant date fair value was based upon a Common Stock value of approximately $29.40. The Company determined the fair value of common stock at each grant date using an interpolation model based on qualitative and quantitative factors between two known transaction dates.
During the third quarter of 2021, 182,044 CIC Restricted Stock shares were forfeited. As of September 2021, the conditions for vesting for all 2,088,653 CIC Restricted Stock shares have not been met. As such, the Company has not recognized stock compensation expense related to the CIC Restricted Stock. As of September 30, 2021, unrecognized compensation expense related to non-vested
CIC Restricted Shares was $17,484 thousand.
Stock Restriction Agreements
On June 27, 2019, the Company entered into stock restriction agreements with two stockholders of the Company, whereby certain vesting restrictions were imposed on the stockholders’ shares as a condition to a third-party investor’s requirement to invest in the Company at a cash purchase price of approximately $19.67 per share. Under the stock restriction agreements, the Company has the exclusive option to repurchase all or any portion of the restricted shares held by the stockholders which have not vested upon termination of their services. The restricted shares are released from the Company’s option to repurchase in twelve quarterly installments. In April 2020, the Company entered into a settlement agreement for the repurchase of all the shares from one of the stockholders, as discussed in Note 9—Stockholders’ Equity (Deficit). The grant date fair value of the restricted shares was deemed to be the price per share as determined in the contemporaneous issuance of common stock.
Compensation expense recorded for the nine months ended September 30, 2021 was $4,942 thousand. Compensation expense recorded for the nine months ended September 30, 2020 was $2,470 thousand. In March 2021, the Company terminated the stock restriction agreement with the remaining stockholders and recognized all remaining unvested compensation expense during the first quarter of 2021.

10. Stock-based Compensation
In 2020, the Company adopted an Equity Incentive Plan (the “Plan”) pursuant to which the Company’s BOD may grant stock awards to employees and service providers. According to the Plan, incentive stock options may only be granted to eligible employees.
Non-statutory
stock options, stock appreciation rights, restricted stock, restricted stock units and change in control restricted stock may be granted to service providers. A total of 2,250,000 shares of nonvoting common stock may be issued. In March 2021, the Plan was amended to adjust the total number of shares of nonvoting common stock issuable to 2,219,724. In June 2021, the Plan was further amended to adjust the total number of shares of nonvoting common stock issuable to 3,250,000 and 979,303 additional shares remain available for grant under the Plan.
Change in Control Restricted Stock
In 2020, the Company granted 1,799,811 Change in Control Restricted Stock (“CIC Restricted Stock”) to certain employees and directors that vest upon either a Change in Control or Qualified Public Offering, as defined by the respective CIC Restricted Stock agreement. The grant date fair value was based upon a Common Stock value of approximately $6.31. The Company determined the fair value of common stock at each grant date using an interpolation model based on qualitative and quantitative factors between two known transaction dates. As of December 31, 2020, the conditions for vesting have not been met. As such, the Company has not recognized stock compensation expense related to the CIC Restricted Stock. As of December 31, 2020, unrecognized compensation expense related to non-vested
restricted shares was $11,357 thousand.
Stock Restriction Agreements
On June 27, 2019, the Company entered into stock restriction agreements with two stockholders of the Company, whereby certain vesting restrictions were imposed on the stockholders’ shares as a condition to a third-party investor’s obligation to invest in the Company at a cash purchase price of approximately $19.67. Under the stock restriction agreements, the Company has the exclusive option to repurchase all or any portion of the restricted shares held by the stockholders which have not vested upon termination of their services. The restricted shares are released from the Company’s option to repurchase in twelve quarterly installments. In April 2020, the Company entered into a settlement agreement for the repurchase of all the shares from one of the stockholders, as discussed in Note 9—Stockholders’ Equity (Deficit). The grant date fair value of the restricted shares was deemed to be the price per share as determined in the contemporaneous issuance of common stock.
Compensation expense recorded for the year ended December 31, 2020 and 2019 for the restricted shares was $3,295 thousand and $1,942 thousand, respectively. As of December 31, 2020 and 2019, unrecognized compensation expense related to
non-vested
restricted shares was $4,942 thousand and $8,237 thousand. In March 2021, the Company terminated the
stock restriction agreement with the remaining stockholder and recognized all remaining unvested compensation expense.